Note 21 - Supplementary Data (Details) - Selected Quarterly Financial Data (Unaudited) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended		3 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012	Jun. 30, 2013		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013
Note 21 - Supplementary Data (Details) - Selected Quarterly Financial Data (Unaudited) [Line Items]
Net sales	$ 118.2	$ 627.7	$ 843.2	$ 731.2
Successor [Member]
Note 21 - Supplementary Data (Details) - Selected Quarterly Financial Data (Unaudited) [Line Items]
Net sales	118.2		843.2		0		273.6	[1]	196.8		189.1		183.7		118.2	[2]	0
Gross profit	35.7		396.6		0		112.4	[1]	103.2		96.7		84.2		35.7	[2]	0
Net (loss) income attributable to shareholders	(194.2)		(29.9)		(0.1)		(34.0)	[1]	11.9		(0.4)		(7.4)		(189.4)	[2]	(4.7)
Net (loss) income attributable to common shareholders	$ (194.2)		$ (262.6)		$ (0.1)		$ (266.7)	[1]	$ 11.9		$ (0.4)		$ (7.4)		$ (189.4)	[2]	$ (4.7)
Basic earnings (loss) per share (a) (in Dollars per share)	$ (2.10)		$ (1.94)		$ 0.00	[3]	$ (1.59)	[1],[3]	$ 0.09	[3]	$ 0.00	[3]	$ (0.07)	[3]	$ (2.05)	[2],[3]	$ (0.05)	[3]
Diluted earnings (loss) per share (a) (in Dollars per share)	$ (2.10)		$ (1.94)		$ 0.00	[3]	$ (1.59)	[1],[3]	$ 0.08	[3]	$ 0.00	[3]	$ (0.07)	[3]	$ (2.05)	[2],[3]	$ (0.05)	[3]

[1]	(c)MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.
[2]	(b)Platform's fourth quarter includes the results of MacDermid from November 1, 2013 through December 31, 2013
[3]	(a)Earnings per share calculations for each quarter are based on the weighted average number of shares outstanding for each period. As MacDermid was not a Registrant prior to the Successor 2013 Period, no earnings per share data is presented